RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance during the years ended December 31, 2011, 2010 and 2009 is as follows:

(in thousands of $)	2011	2010	2009
Charter hire paid (principal and interest)	354,822	289,578	331,534
Lease termination fees (expense) income	(17,104)	2,435	2,386
Compensation paid on lease amendment	106,000	-	-
Profit share expense	482	30,566	33,018
Remaining lease obligation	926,821	1,289,897	1,462,753

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Seatankers Management Co. Ltd	1,008	1,092	1,126
Golar LNG Limited	1,002	1,310	156
Golar LNG Energy Limited	-	88	-
Ship Finance International Limited	4,660	2,490	2,347
Golden Ocean Group Limited	5,492	6,138	4,253
Geveran Trading Co Ltd	-	-	(405)
Bryggegata AS	(1,494)	(1,368)	(1,300)
Arcadia Petroleum Limited	34,977	34,211	42,264
Seadrill Limited	1,076	426	322
Archer Limited (formerly Seawell)	906	166	126
Deep Sea Supply Plc	168	132	32
Aktiv Kapital ASA	136	83	63
VTN Shipping Inc	17,051	-	-
Orion Tankers Ltd	24	-	-
CalPetro Tankers (Bahamas I) Limited	63	47	45
CalPetro Tankers (Bahamas II) Limited	63	47	45
CalPetro Tankers (IOM) Limited	63	47	45

Schedule of related party receivables and payables
A summary of balances with related parties as at December 31, 2011 and 2010 is as follows:

(in thousands of $)	2011	2010
Receivables
Ship Finance International Limited	1,138	1,947
Seatankers Management Co. Ltd	168	-
Archer Ltd (formerly Seawell)	632	51
Golar LNG Limited	610	404
Golar LNG Energy Limited	-	11
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,272	1,075
Seadrill Limited	841	109
Frontline 2012 Ltd	10,469	-
CalPetro Tankers (Bahamas I) Limited	57	20
CalPetro Tankers (Bahamas II) Limited	57	20
CalPetro Tankers (IOM) Limited	57	20
Deep Sea Supply Plc	68	2
Aktiv Kapital Ltd	67	-
Arcadia Petroleum Limited	356	3,553
	15,805	7,225

(in thousands of $)	2011	2010
Payables
Ship Finance International Limited	(9,209)	(31,448)
Seatankers Management Co. Ltd	(550)	(676)
Golar LNG Limited	(106)	(97)
Golden Ocean Group Limited	(910)	(1,057)
	(10,775)	(33,278)